Cover	Oct. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2022
Entity File Number	001-36451
Entity Registrant Name	QUEST RESOURCE HOLDING CORPORATION
Entity Central Index Key	0001442236
Entity Tax Identification Number	51-0665952
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3481 Plano Parkway
Entity Address, City or Town	The Colony
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75056
City Area Code	(972)
Local Phone Number	464-0004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	QRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	(Former name or former address if changed since last report)